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Richard Horowitz

Richard.Horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

July 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	TPG Private Markets Fund

File Nos. 333-285869 and 811-24064

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Our client, TPG Private Markets Fund (the “Fund”), a newly-organized closed-end management investment company, has enclosed Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-2 (“Registration Statement”). This filing is being made for the purposes of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Fund’s Registration Statement; (ii) completing certain items required to be included in the Registration Statement; and (iii) making certain other changes to the Registration Statement.

Please contact me at (212) 698-3525 with any questions or comments.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz